Related-Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related-Party Transactions [Abstract]
Schedule OF Trade Accounts And Other Receivables From Related Parties

	At June 30,	At December 31,
	2015	2014

Trade accounts and other receivables from affiliates - billed	$84	$71
Trade accounts and other receivables from affiliates - unbilled	57	52
Trade accounts and other payables to affiliates	(3)	(5)
Trade accounts and other receivables from affiliates – net	$138	$118

	At December 31,
	2014	2013

Trade accounts and other receivables from affiliates	$123	$141
Trade accounts and other payables to affiliates	(5)	(6)
Trade accounts and other receivables from affiliates – net	$118	$135

Schedule Of Related Party Transactions

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At June 30, 2015			At December 31, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(23)	$(6)	$(29)	$(144)	$(36)	$(180)
Federal income taxes payable	-	-	-	-	-	-
Texas margin taxes payable	12	-	12	24	-	24
Net payable (receivable)	$(11)	$(6)	$(17)	$(120)	$(36)	$(156)

Cash payments made to members related to income taxes consisted of the following:

	Six Months Ended June 30, 2015			Six Months Ended June 30, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$-	$-	$-	$115	$29	$144
Texas margin taxes	22	-	22	20	-	20
Total payments (receipts)	$22	$-	$22	$135	$29	$164

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2014			At December 31, 2013
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(144)	$(36)	$(180)	$(18)	$(5)	$(23)
Texas margin taxes payable	24	-	24	23	-	23
Net payable (receivable)	$(120)	$(36)	$(156)	$5	$(5)	$-

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2014			Year Ended December 31, 2013			Year Ended December 31, 2012
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes (a)	$215	$54	$269	$78	$11	$89	$(18)	$(5)	$(23)
Texas margin taxes (b)	22	-	22	12	-	12	21	-	21
Total payments (receipts)	$237	$54	$291	$90	$11	$101	$3	$(5)	$(2)

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(a)	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
(b)	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.